TRADE RECEIVABLES, NET - Schedule of the Carrying Amount of Trade Receivables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule Of The Carrying Amount Of Trade Receivables Abstract
Carrying amount of trade receivables transferred to agents	$ 4,641,689	$ 5,236,864
Carrying amount of associated liabilities	$ 4,378,250	$ 4,423,508